Details of Significant Accounts - Schedule of Long-Term Borrowings (Details) - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Details of Significant Accounts - Schedule of Long-Term Borrowings (Details) [Line Items]
Less: Current portion	$ 6,226	$ 10,910	$ 13,118
Long-term borrowings	$ 30,757	$ 36,983	$ 43,876
Secured Borrowings [Member]
Details of Significant Accounts - Schedule of Long-Term Borrowings (Details) [Line Items]
Borrowing period and repayment term	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.	Borrowing period is from December 5, 2022 to December 5, 2027; interest is repayable monthly.
Interest rate range	2.28%	2.28%	2.28%
Total borrowings	$ 15,800	$ 11,060	$ 15,800
Unsecured Borrowings [Member]
Details of Significant Accounts - Schedule of Long-Term Borrowings (Details) [Line Items]
Borrowing period and repayment term	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.	Borrowing period is from August 21, 2020 to October 18, 2028; interest is repayable monthly.
Total borrowings	$ 42,500	$ 36,833	$ 41,194
Unsecured Borrowings [Member] | Bottom of Range [Member]
Details of Significant Accounts - Schedule of Long-Term Borrowings (Details) [Line Items]
Interest rate range	2.13%	2.13%	1.81%
Unsecured Borrowings [Member] | Top of Range [Member]
Details of Significant Accounts - Schedule of Long-Term Borrowings (Details) [Line Items]
Interest rate range	2.22%	2.22%	2.10%